Retirement Benefit Plans - Summary of Sensitivity Analysis (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) yr	Dec. 31, 2017 TWD ($) yr
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The expected contributions to the plan for the next year | $	$ 2,237	$ 4,393
Bottom of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligation	6.5	6.8
Top of range [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
The average duration of the defined benefit obligation	12.1	12.5